Goodwill and Other Intangible Assets, Net - Estimated aggregate amortization expense (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2022	¥ 76,336
2023	65,756
2024	55,641
2025	41,919
2026	39,570
Thereafter	111,447
Net carrying amount, Intangible assets subject to amortization	¥ 390,669	¥ 58,545